JPMorgan ActiveBuilders International Equity ETF
Schedule of Portfolio Investments as of July 31, 2023
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan ActiveBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.2%
Australia — 5.1%
ANZ Group Holdings Ltd.	3,633	63,030
BHP Group Ltd.	14,964	465,708
BlueScope Steel Ltd.	3,161	46,615
Commonwealth Bank of Australia	431	30,665
Glencore plc	17,588	106,960
Goodman Group, REIT	1,458	20,160
IDP Education Ltd.	428	7,173
Macquarie Group Ltd.	250	29,483
Medibank Pvt Ltd.	8,658	20,441
National Australia Bank Ltd.	989	18,945
Qantas Airways Ltd. *	7,751	34,056
QBE Insurance Group Ltd.	3,677	39,038
Rio Tinto Ltd.	1,477	116,956
Rio Tinto plc	2,272	150,174
Santos Ltd.	3,338	17,962
South32 Ltd.	12,087	31,827
Wesfarmers Ltd.	407	13,599
Westpac Banking Corp.	4,934	74,162
Woodside Energy Group Ltd.	4,946	127,484
Woolworths Group Ltd.	1,233	32,020
		1,446,458
Austria — 0.4%
BAWAG Group AG (a)	314	15,297
Erste Group Bank AG	965	36,473
OMV AG	695	31,313
Telekom Austria AG	3,705	28,190
		111,273
Belgium — 0.6%
Ageas SA	336	14,224
D'ieteren Group	123	21,481
KBC Group NV	1,743	131,187
		166,892
Brazil — 0.1%
MercadoLibre, Inc. *	16	19,809
Canada — 0.6%
Alimentation Couche-Tard, Inc.	1,106	55,994
Canadian National Railway Co.	500	60,608
Toronto-Dominion Bank (The)	889	58,626
		175,228
China — 0.7%
BOC Hong Kong Holdings Ltd.	4,000	12,208
Prosus NV *	347	27,450
Tencent Holdings Ltd.	2,670	122,717
Yangzijiang Shipbuilding Holdings Ltd.	33,100	38,345
		200,720

JPMorgan ActiveBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Denmark — 3.7%
Carlsberg A/S, Class B	812	121,785
D/S Norden A/S	433	21,691
Danske Bank A/S	445	10,566
DSV A/S	180	36,025
Genmab A/S *	169	69,662
ISS A/S	1,279	25,844
Novo Nordisk A/S, Class B	4,431	714,509
Spar Nord Bank A/S	940	14,947
Sydbank A/S	296	14,196
Vestas Wind Systems A/S *	278	7,435
		1,036,660
Finland — 0.7%
Fortum OYJ	1,059	14,336
Kone OYJ, Class B	621	31,853
Nokia OYJ	7,071	27,796
Nordea Bank Abp	9,460	107,071
Outokumpu OYJ	4,466	23,105
		204,161
France — 13.5%
Air Liquide SA	1,637	294,323
Airbus SE	586	86,318
AXA SA	4,780	146,932
BNP Paribas SA	2,842	187,424
Capgemini SE	1,019	184,662
Carrefour SA	1,799	35,964
Cie de Saint-Gobain	1,315	88,935
Cie Generale des Etablissements Michelin SCA	910	29,800
Dassault Systemes SE	317	13,548
Eiffage SA	304	31,627
Engie SA	7,584	124,418
EssilorLuxottica SA	106	21,325
IPSOS	404	20,196
Kering SA	126	72,345
Legrand SA	433	43,410
L'Oreal SA	610	283,717
LVMH Moet Hennessy Louis Vuitton SE	698	648,280
Pernod Ricard SA	517	113,984
Publicis Groupe SA	744	59,985
Renault SA	925	40,627
Rexel SA	1,056	25,473
Safran SA	1,731	287,369
Societe Generale SA	1,535	41,747
Sopra Steria Group SACA	172	37,399
SPIE SA	834	25,035
Technip Energies NV	1,422	32,410
Thales SA	146	21,840
TotalEnergies SE	6,874	417,640

JPMorgan ActiveBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
Veolia Environnement SA	778	25,331
Verallia SA (a)	529	23,448
Vinci SA	2,719	319,339
		3,784,851
Germany — 8.5%
adidas AG	127	25,639
Allianz SE (Registered)	1,443	344,876
Bayer AG (Registered)	685	40,061
Bayerische Motoren Werke AG	655	79,877
Covestro AG * (a)	225	12,087
Daimler Truck Holding AG	449	16,851
Deutsche Boerse AG	808	154,814
Deutsche Lufthansa AG (Registered) *	3,403	34,324
Deutsche Telekom AG (Registered)	13,980	304,781
DHL Group	2,342	120,433
Dr Ing hc F Porsche AG (Preference) (b)	286	34,973
E.ON SE	3,667	46,389
Heidelberg Materials AG	451	36,553
HOCHTIEF AG	259	25,513
Infineon Technologies AG	5,178	227,498
Mercedes-Benz Group AG	1,383	110,450
Merck KGaA	144	25,304
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	467	175,800
RWE AG	4,960	213,472
SAP SE	834	113,767
Siemens AG (Registered)	865	147,433
Volkswagen AG (Preference)	438	58,024
Zalando SE * (a)	819	28,276
		2,377,195
Hong Kong — 1.8%
AIA Group Ltd.	25,400	254,120
CK Asset Holdings Ltd.	3,500	20,269
Hong Kong Exchanges & Clearing Ltd.	2,000	84,324
Pacific Basin Shipping Ltd.	37,000	12,046
Prudential plc	5,207	72,306
Sun Hung Kai Properties Ltd.	2,500	31,392
Techtronic Industries Co. Ltd.	3,000	34,082
		508,539
India — 0.5%
HDFC Bank Ltd., ADR	1,964	134,102
Indonesia — 0.2%
Bank Central Asia Tbk. PT	57,800	35,005
Telkom Indonesia Persero Tbk. PT	53,000	13,058
		48,063
Ireland — 0.4%
Bank of Ireland Group plc	1,500	15,826

JPMorgan ActiveBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Ireland — continued
CRH plc	1,012	60,565
Kingspan Group plc	340	27,290
		103,681
Italy — 2.2%
Assicurazioni Generali SpA	1,866	39,747
Azimut Holding SpA	933	22,031
Enel SpA	5,031	34,690
Eni SpA	3,126	47,724
Ferrari NV	62	19,876
FinecoBank Banca Fineco SpA	2,299	35,697
Intesa Sanpaolo SpA	21,123	61,081
Iveco Group NV *	2,768	26,253
Maire Tecnimont SpA	6,010	24,692
OVS SpA (a)	6,933	19,051
Pirelli & C SpA (a)	5,337	28,452
Poste Italiane SpA (a)	1,909	21,807
Prysmian SpA	581	23,168
UniCredit SpA	7,645	193,573
Unipol Gruppo SpA	5,179	28,835
		626,677
Japan — 20.6%
Ajinomoto Co., Inc.	2,100	81,826
Asahi Group Holdings Ltd.	600	23,586
Asahi Kasei Corp.	1,400	9,541
Bridgestone Corp.	1,900	78,841
Central Japan Railway Co.	200	25,487
Cosmo Energy Holdings Co. Ltd.	1,300	40,307
Credit Saison Co. Ltd.	2,000	31,981
Daiichi Sankyo Co. Ltd.	1,500	46,199
Daikin Industries Ltd.	1,200	242,638
Daiwa House Industry Co. Ltd.	800	21,743
Denso Corp.	500	34,814
Dentsu Group, Inc.	1,200	40,154
FANUC Corp.	500	15,296
Fast Retailing Co. Ltd.	100	25,051
Fuji Electric Co. Ltd.	600	27,126
Fujikura Ltd.	3,100	25,920
Fujitsu Ltd.	100	12,949
Fuyo General Lease Co. Ltd.	400	33,008
Hikari Tsushin, Inc.	100	14,839
Hitachi Ltd.	2,100	137,475
Honda Motor Co. Ltd.	2,500	79,703
Hoya Corp.	1,900	221,273
Isuzu Motors Ltd.	3,000	38,972
ITOCHU Corp.	2,700	109,202
Japan Airlines Co. Ltd.	2,100	45,466
Japan Post Insurance Co. Ltd.	2,000	32,320

JPMorgan ActiveBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Japan Tobacco, Inc.	2,900	64,350
JFE Holdings, Inc.	1,300	21,029
JGC Holdings Corp.	900	12,618
KDDI Corp.	2,900	85,352
Keyence Corp.	700	314,120
Komatsu Ltd.	600	16,809
Kyowa Kirin Co. Ltd.	1,700	32,463
Marubeni Corp.	4,000	70,820
Mazda Motor Corp.	4,000	39,682
Mitsubishi Corp.	3,500	179,083
Mitsubishi Estate Co. Ltd.	1,300	15,932
Mitsubishi UFJ Financial Group, Inc.	29,400	236,736
Mitsui & Co. Ltd.	2,100	81,963
Mitsui Fudosan Co. Ltd.	1,800	36,981
Mizuho Financial Group, Inc.	2,500	42,413
Murata Manufacturing Co. Ltd.	400	23,761
Nintendo Co. Ltd.	1,000	45,235
Nippon Express Holdings, Inc.	700	41,042
Nippon Steel Corp.	2,700	61,712
Nippon Telegraph & Telephone Corp.	165,000	189,209
Oriental Land Co. Ltd.	500	19,177
ORIX Corp.	4,100	78,870
Otsuka Corp.	800	33,315
Recruit Holdings Co. Ltd.	4,300	148,933
Renesas Electronics Corp. *	2,000	38,588
Rohm Co. Ltd.	100	9,371
Sekisui House Ltd.	1,900	38,763
Seven & i Holdings Co. Ltd.	3,600	149,346
Shimano, Inc.	300	45,218
Shin-Etsu Chemical Co. Ltd.	8,500	280,031
Shionogi & Co. Ltd.	200	8,382
SMC Corp.	100	52,256
SoftBank Corp.	5,500	61,075
SoftBank Group Corp.	600	30,517
Sojitz Corp.	1,520	36,088
Sony Group Corp.	4,000	374,665
Subaru Corp.	1,500	28,430
Sumitomo Corp.	2,600	55,778
Sumitomo Electric Industries Ltd.	800	10,258
Sumitomo Forestry Co. Ltd.	1,400	33,782
Sumitomo Metal Mining Co. Ltd.	400	13,814
Sumitomo Mitsui Financial Group, Inc.	4,000	187,407
Sumitomo Mitsui Trust Holdings, Inc.	1,300	50,572
Sumitomo Warehouse Co. Ltd. (The)	1,800	30,933
Suzuki Motor Corp.	1,200	48,199
T&D Holdings, Inc.	900	14,633
Takeda Pharmaceutical Co. Ltd.	1,400	42,805
Terumo Corp.	2,600	85,148

JPMorgan ActiveBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Tokio Marine Holdings, Inc.	10,500	241,447
Tokyo Electron Ltd.	800	120,070
Tokyo Gas Co. Ltd.	1,100	24,944
Tokyo Steel Manufacturing Co. Ltd.	1,300	15,726
Tokyu Fudosan Holdings Corp.	5,700	33,886
Toyota Motor Corp.	7,300	122,740
Toyota Tsusho Corp.	1,000	58,505
Yamaha Motor Co. Ltd.	800	23,463
Yokohama Rubber Co. Ltd. (The)	1,200	26,908
		5,781,070
Luxembourg — 0.1%
ArcelorMittal SA	1,347	38,958
Macau — 0.1%
Sands China Ltd. *	5,200	20,033
Mexico — 0.1%
Wal-Mart de Mexico SAB de CV	6,880	28,658
Netherlands — 6.4%
ABN AMRO Bank NV, CVA (a)	712	12,106
Adyen NV * (a)	30	55,680
Argenx SE *	53	26,693
ASM International NV	34	16,153
ASML Holding NV	939	672,576
ASR Nederland NV	670	30,371
Heijmans NV, CVA	1,667	23,057
ING Groep NV	6,811	99,418
Koninklijke Ahold Delhaize NV	3,304	113,884
Koninklijke KPN NV	17,162	62,096
NN Group NV	1,605	61,528
Randstad NV	376	22,028
Shell plc	15,683	475,317
Wolters Kluwer NV	965	121,181
		1,792,088
Norway — 0.6%
DNB Bank ASA	1,593	32,828
Equinor ASA	2,432	74,391
Norsk Hydro ASA	4,447	29,125
SpareBank 1 Nord Norge	2,576	24,535
		160,879
Singapore — 1.2%
DBS Group Holdings Ltd.	9,500	245,072
Oversea-Chinese Banking Corp. Ltd.	4,700	47,036
United Overseas Bank Ltd.	1,400	31,757
		323,865
South Africa — 0.4%
Anglo American plc	4,075	125,314

JPMorgan ActiveBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — 0.5%
Samsung Electronics Co. Ltd., GDR (a)	105	143,046
Spain — 2.6%
Banco Bilbao Vizcaya Argentaria SA	10,611	84,107
Banco Santander SA	10,780	43,684
CaixaBank SA	3,786	15,315
Iberdrola SA	23,222	289,846
Industria de Diseno Textil SA	7,065	270,433
Repsol SA	2,428	37,069
		740,454
Sweden — 2.4%
Assa Abloy AB, Class B	895	21,518
Atlas Copco AB, Class A	14,922	211,980
Boliden AB	1,828	53,760
Epiroc AB, Class A	1,053	21,024
Evolution AB (a)	277	34,158
Loomis AB	892	26,022
Sandvik AB	1,660	33,719
Securitas AB, Class B	1,770	15,066
Skandinaviska Enskilda Banken AB, Class A	3,644	44,173
SSAB AB, Class B	3,491	21,358
Svenska Handelsbanken AB, Class A	6,242	54,804
Volvo AB, Class B	6,447	142,212
		679,794
Switzerland — 4.8%
ABB Ltd. (Registered)	1,893	75,961
Cie Financiere Richemont SA (Registered)	1,232	198,393
Julius Baer Group Ltd.	1,059	75,006
Lonza Group AG (Registered)	253	147,002
Novartis AG (Registered)	3,686	385,914
SGS SA (Registered)	241	23,400
Sika AG (Registered)	218	67,850
Straumann Holding AG (Registered)	321	53,117
Swiss Life Holding AG (Registered)	35	22,255
Swisscom AG (Registered)	60	38,583
UBS Group AG (Registered)	5,043	111,899
Zurich Insurance Group AG	313	151,335
		1,350,715
Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,509	149,617
United Kingdom — 10.8%
3i Group plc	8,003	203,046
Ashtead Group plc	426	31,517
AstraZeneca plc	2,967	426,287
Aviva plc	4,704	23,436
BAE Systems plc	1,770	21,168
Balfour Beatty plc	7,208	32,321

JPMorgan ActiveBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
Barclays plc	36,880	73,181
Barratt Developments plc	2,609	15,272
Bellway plc	419	11,915
Berkeley Group Holdings plc	752	41,930
BP plc	38,315	237,724
British American Tobacco plc	1,503	50,543
Burberry Group plc	664	18,954
Centrica plc	36,512	64,705
CK Hutchison Holdings Ltd.	7,000	43,171
CNH Industrial NV	1,587	22,789
Compass Group plc	1,312	34,135
Diageo plc	5,115	223,230
Drax Group plc	2,935	22,781
HSBC Holdings plc	23,891	198,449
Imperial Brands plc	891	21,050
Inchcape plc	3,330	35,022
InterContinental Hotels Group plc	1,131	83,589
Investec plc	3,218	20,220
J Sainsbury plc	6,967	24,806
JD Sports Fashion plc	19,240	38,973
Legal & General Group plc	10,531	31,560
Lloyds Banking Group plc	184,078	106,351
London Stock Exchange Group plc	971	105,446
Man Group plc	7,905	24,233
Marks & Spencer Group plc *	5,187	13,740
Mitie Group plc	26,709	34,842
NatWest Group plc	11,354	35,641
OSB Group plc	4,907	23,191
Reckitt Benckiser Group plc	879	65,848
RELX plc	6,991	235,294
Spirax-Sarco Engineering plc	71	10,140
SSE plc	1,822	39,397
Standard Chartered plc	6,118	58,767
Tesco plc	21,324	70,627
Unilever plc	2,462	132,290
WPP plc	3,313	36,174
		3,043,755
United States — 8.1%
CSL Ltd.	398	71,686
GSK plc	5,566	99,081
Holcim Ltd.	760	52,970
Linde plc	356	138,138
Nestle SA (Registered)	6,349	777,874
Roche Holding AG	1,405	435,622
Sanofi	1,320	140,824
Schneider Electric SE	1,847	329,453

JPMorgan ActiveBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Stellantis NV	9,482	194,551
Tenaris SA	1,580	26,256
		2,266,455
Total Common Stocks (Cost $25,838,461)		27,589,010
Short-Term Investments — 1.3%
Investment Companies — 1.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (c) (d)(Cost $363,264)	363,264	363,264
Total Investments — 99.5% (Cost $26,201,725)		27,952,274
Other Assets Less Liabilities — 0.5%		131,104
NET ASSETS — 100.0%		28,083,378

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
CVA	Dutch Certification
GDR	Global Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2023.

JPMorgan ActiveBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	10.8%
Pharmaceuticals	8.6
Insurance	6.3
Oil, Gas & Consumable Fuels	5.4
Metals & Mining	4.7
Semiconductors & Semiconductor Equipment	4.4
Textiles, Apparel & Luxury Goods	3.5
Automobiles	3.3
Food Products	3.1
Capital Markets	3.0
Chemicals	2.9
Machinery	2.4
Trading Companies & Distributors	2.3
Diversified Telecommunication Services	2.3
Professional Services	2.0
Electrical Equipment	1.9
Consumer Staples Distribution & Retail	1.9
Household Durables	1.8
Beverages	1.7
Construction & Engineering	1.7
Aerospace & Defense	1.5
Personal Care Products	1.5
Health Care Equipment & Supplies	1.4
Building Products	1.4
Electric Utilities	1.3
Specialty Retail	1.3
Industrial Conglomerates	1.2
Electronic Equipment, Instruments & Components	1.2
IT Services	1.0
Others (each less than 1.0%)	12.9
Short-Term Investments	1.3
Futures contracts outstanding as of July 31, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE E-Mini Index	1	09/15/2023	USD	110,300	2,165

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan ActiveBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$1,446,458	$—	$1,446,458
Austria	28,190	83,083	—	111,273
Belgium	—	166,892	—	166,892
Brazil	19,809	—	—	19,809
Canada	175,228	—	—	175,228
China	—	200,720	—	200,720
Denmark	—	1,036,660	—	1,036,660
Finland	—	204,161	—	204,161

JPMorgan ActiveBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
France	$—	$3,784,851	$—	$3,784,851
Germany	—	2,377,195	—	2,377,195
Hong Kong	—	508,539	—	508,539
India	134,102	—	—	134,102
Indonesia	—	48,063	—	48,063
Ireland	43,116	60,565	—	103,681
Italy	—	626,677	—	626,677
Japan	—	5,781,070	—	5,781,070
Luxembourg	—	38,958	—	38,958
Macau	—	20,033	—	20,033
Mexico	28,658	—	—	28,658
Netherlands	—	1,792,088	—	1,792,088
Norway	—	160,879	—	160,879
Singapore	—	323,865	—	323,865
South Africa	—	125,314	—	125,314
South Korea	—	143,046	—	143,046
Spain	—	740,454	—	740,454
Sweden	—	679,794	—	679,794
Switzerland	—	1,350,715	—	1,350,715
Taiwan	149,617	—	—	149,617
United Kingdom	98,111	2,945,644	—	3,043,755
United States	—	2,266,455	—	2,266,455
Total Common Stocks	676,831	26,912,179	—	27,589,010
Short-Term Investments
Investment Companies	363,264	—	—	363,264
Total Investments in Securities	$1,040,095	$26,912,179	$—	$27,952,274
Appreciation in Other Financial Instruments
Futures Contracts	$2,165	$—	$—	$2,165
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2023	Shares at July 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	$316,955	$2,135,841	$2,089,532	$—	$—	$363,264	363,264	$12,798	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2023.